Schedule of Provisional Allocation of Purchase Price to Value of Assets Acquired and Liabilities Assumed (Details) - USD ($)	Apr. 22, 2026	Jun. 30, 2026	Dec. 31, 2025
Less: Net Identifiable Net Assets/ (Liabilities) acquired
Provisional goodwill		$ 4,780,002
Green Marine Energy Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Purchase consideration	$ 4,810,000
Less : Discount value of future payment -finance cost to unwind	(40,840)
Business combination consideration net	4,769,160
Less: Net Identifiable Net Assets/ (Liabilities) acquired
Non- Current Assets	1,444
Current Assets	1,694,325
Current Liabilities	(1,712,714)
Non-Controlling Interest	(4,524)
Net Identifiable Net Assets/ (Liabilities) acquired	(21,469)
Acquired 50.5% equity interest	(10,842)
Provisional goodwill	$ 4,780,002